Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	CAD 8,186	CAD 13,666
Accounts receivable, net (note 5 and 15(d))	47,228	40,080
Unbilled revenue (note 6 and 15(d))	21,572	15,965
Inventories	4,754	3,437
Prepaid expenses and deposits (note 7)	1,898	1,551
Assets held for sale (note 8 and 15(a))	5,642	247
Total current assets	89,280	74,946
Property, plant and equipment, net of accumulated depreciation $220,320 (2016 - $204,860) (note 9)	278,648	256,452
Other assets (note 10(a))	5,177	4,876
Deferred tax assets (note 11)	10,539	13,807
Total Assets	383,644	350,081
Current liabilities
Accounts payable	35,191	29,551
Accrued liabilities (note 12)	13,879	11,175
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	824	1,071
Current portion of capital lease obligations (note 14)	29,136	24,062
Current portion of long term debt (note 13(a))	0	8,169
Total current liabilities	79,030	74,028
Long term debt (note 13(a))	70,065	31,266
Capital lease obligations (note 14)	37,833	37,338
Other long term obligations (note 16(a))	12,635	8,274
Deferred tax liabilities (note 11)	38,157	40,221
Total Liabilities	237,720	191,127
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2017 - 28,070,150 (December 31, 2016 - 30,518,907) (note 17(a))	231,020	252,633
Treasury shares (December 31, 2017 - 2,617,926 (December 31, 2016 - 2,213,247)) (note 17(a))	(12,350)	(9,294)
Additional paid-in capital	54,416	45,915
Deficit	(127,162)	(130,300)
Total shareholders' equity	145,924	158,954
Total liabilities and shareholders' equity	383,644	350,081
Commitments (note 18)
Contingencies (note 19)